PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure

	At December 31,
	2018	2019

Refundable deposits (1)	$12,082,372	$4,124,928
Prepaid rental fees (2)	954,969	—
EPC Warranty reimbursement receivables	186,553	183,941
Others	1,094,182	2,491,414
Total prepaid expenses and other current assets	14,318,076	6,800,283
Allowance for doubtful accounts (3)	—	(729,629)
Total prepaid expenses and other current assets	$14,318,076	$6,070,654
(1)	As of December 31, 2019, refundable deposits mainly represented refundable deposits for the bidding of project asset construction rights and rooftop leases.
(2)	As of January 1, 2019, prepaid rental fees represented rental payments for solar power projects due within one year which was disclosed as ROU in accordance with ASC 842 as of December 31, 2019.
(3)

Allowances for doubtful accounts mainly represented compensation sum receivable from Canada authority on closure of certain Canada project which the Company deemed the compensation sum would not be recoverable in full.